UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01700

Franklin Gold and Precious Metals Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 1/31/22

Item 1.  Reports to Stockholders.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable.
SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Gold and
Precious Metals
Fund
January 31, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Semiannual Report
1
Shareholder Letter
Dear Shareholder:
During the six months ended January 31, 2022, the global
economy was negatively impacted by the spread of the
highly contagious Omicron variant of COVID-19. An
increase in consumer demand and continued supply-chain
disruptions contributed to higher inflation in many countries over the period. Several central banks raised interest rates to curb inflation, causing investor concerns regarding a
slowdown in economic growth. The U.S. Federal Reserve
(Fed), the European Central Bank and the Bank of Japan
kept their policy rates unchanged. However, the Fed noted
in its January 2022 meeting that it would consider raising
interest rates soon due to increased employment and rising
inflation. In this environment, U.S. stocks, as measured by
the Standard & Poor’s
®
500 Index, posted a +3.44% total
return for the period, and global developed market stocks, as measured by the MSCI World Index, posted a +0.45% total
return.
1
After starting the period at $1,814 per ounce, gold prices
fell to $1,726 per ounce in September 2021 amid fears of
a pullback of stimulus measures by central banks, a strong
U.S. dollar and increased interest in cryptocurrencies.
2
Prices then rose to $1,867 per ounce in mid-November
2021, spurred by demand from jewelry consumers in Asia
and slowing gold ETF outflows.
2
Gold prices pulled back to
$1,797 per ounce by the end of January 2022, pressured by
renewed signs the Fed would raise interest rates to tackle
elevated inflation.
2
In this environment, gold stocks, as
measured by the FTSE
®
Gold Mines Index, posted a total
return of -10.71% for the six-month period.

We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important role
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
Franklin Gold and Precious Metals Fund’s semiannual
report includes more detail about prevailing conditions and
discussions about investment decisions during the period.
Please remember all securities markets fluctuate, as do
mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your future investment needs.
Sincerely,
Edward Perks, CFA
President and Chief Executive Officer -
Investment Management
Franklin Gold and Precious Metals Fund
This letter reflects our analysis and opinions as of January
31, 2022, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.
1. Source: Morningstar.
2. Source: Bloomberg LP. Based on spot prices quoted in U.S. dollars per troy ounce.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report

Contents
Semiannual Report
Franklin Gold and Precious Metals Fund 3
Performance Summary 7
Your Fund’s Expenses 9
Financial Highlights and Statement of Investments 10
Financial Statements 19
Notes to Financial Statements 23
Shareholder Information 37
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Semiannual Report
SEMIANNUAL REPORT
Franklin Gold and Precious Metals Fund
This semiannual report for Franklin Gold and Precious
Metals Fund covers the period ended January 31, 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation. Its secondary goal is to provide shareholders with current income through dividends
or interest received from its investments. Under normal
market conditions, the Fund invests at least 80% of its net
assets in securities of gold and precious metals operation
companies. The Fund primarily invests in equity securities,
mainly common stock, and also invests in American, global
and European depositary receipts.
Performance Overview
The Fund’s Class A shares posted a -6.81% cumulative total
return for the six months under review. In comparison, the
Fund’s primary benchmark, the sector-specific FTSE Gold
Mines Index, which comprises companies whose principal
activity is gold mining, posted a -10.71% cumulative total
return.
1
The Fund’s secondary benchmark, the Standard &
Poor’s 500 Index (S&P 500
®
), which is a broad measure of
U.S. stock performance, posted a +3.44% cumulative total
return.
1
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR, posted
a -0.32% total return for the six months ended January 31,
2022.
1
The combination of increased consumer demand
and persistent supply-chain disruptions contributed
to higher inflation in many countries. This inflationary
pressure led many of the world’s central banks to adopt
less accommodative stances regarding monetary policy.
The spread of the highly contagious Omicron variant of
COVID-19 introduced further uncertainty into equity markets.
Additionally, the Chinese government’s imposition of new
restrictions on some businesses pressured Asian and global
emerging market stocks.
In the U.S., the economy continued to recover amid
declining unemployment, solid wage growth and strong
business confidence. Gross domestic product (GDP)
growth accelerated in the fourth quarter of 2021, as strong
consumer and business spending supported the economy.
Solid corporate earnings and the passage of a bipartisan
infrastructure bill further bolstered investor sentiment. The
U.S. Federal Reserve (Fed) kept the federal funds target
rate at a record-low range of 0.00%–0.25% and continued
its program of open-ended U.S. Treasury (UST) and
mortgage bond purchases to help keep markets functioning.
However, in its January 2022 meeting statement, the Fed
noted that due to employment gains and elevated inflation,
it expected conditions would soon be appropriate for raising interest rates. Furthermore, the Fed maintained its timetable for reducing its purchases of UST and mortgage-backed
securities.
Economic growth slowed in the eurozone, declining notably
in the fourth quarter of 2021 as the spread of Omicron
disrupted labor markets and led to renewed restrictions.
Additionally, in January 2022, the annual inflation rate in
the eurozone reached the highest level on record, and the
prospect of energy shortages during the winter tempered
Geographic Composition
1/31/22
% of Total
Net Assets
Canada 51.1%
Australia 23.1%
South Africa 7.9%
Burkina Faso 5.1%
United States 4.8%
Tanzania 2.4%
Kyrgyzstan 2.0%
Turkey 1.3%
Egypt 1.3%
Other 0.7%
Short-Term Investments & Other Net Assets 0.3%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
14
.

Franklin Gold and Precious Metals Fund

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Semiannual Report
investor optimism. Although the European Central Bank
maintained an accommodative monetary policy stance at
its most recent meeting in December 2021, the Fed’s move
toward a tighter monetary policy and geopolitical tensions
surrounding Ukraine negatively impacted European stocks.
Consequently, European developed market equities, as
measured by the MSCI Europe Index-NR, posted a -2.54%
total return for the six months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -5.21% total return for the six-month period.
1
Although
China’s economy continued to grow, it was pressured by
COVID-19 restrictions, government measures to limit real
estate speculation, increased fuel costs and production
disruptions caused by government-mandated suspensions
of power use. Asian equity markets experienced heightened
volatility due to inflation concerns and elevated infection
rates in some countries. Unexpected regulatory changes
by the Chinese government, which negatively impacted
education- and technology-related businesses, and investor
concerns about several large Chinese property developers’
solvency further pressured Asian stocks during the six-month period.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a -4.59% total return for
the six months under review.
1
Higher per-capita COVID-19
cases in some countries, rising interest rates and elevated
inflation dampened investor enthusiasm in global emerging
market equities. Interest-rate increases to curb inflation
by several central banks, including those of Brazil, Russia
and Mexico, raised investor concerns about a slowdown in
economic growth.
Precious Metals Prices (7/31/21–1/31/22
)*
*Source: Bloomberg LP. Amounts shown are based on spot prices quoted in U.S.
dollars per troy ounce. For illustrative purposes only; not representative of the
Fund’s portfolio composition or performance.
Precious Metals Sector Overview
Gold prices declined marginally during the six-month period
ended January 31, 2022. After starting the period at $1,814
per ounce, prices dropped to $1,726 per ounce in September
2021 despite instability in equity markets, which usually
increases demand for gold as a perceived safe haven.
2
The
decline in gold prices was largely due to fears of a pullback of extraordinary stimulus measures by central banks and
a strong U.S. dollar, as well as increased interest in highly volatile cryptocurrencies such as Bitcoin. Gold prices then
rose to $1,867 per ounce in mid-November 2021, spurred
by demand from jewelry consumers in Asia, strong gold
bar demand and slowing outflows from gold ETFs.
2
Despite
resilient hedging demand due in part to persistent high
inflation data and elevated geopolitical tensions, prices
dropped again in January 2022, pressured by renewed signs
the Fed would raise interest rates to tackle elevated inflation.
In this environment, gold ended the period at $1,797 per
ounce, down less than one percent having traded in a fairly
narrow range for the six months under review.
2
Other precious metals prices declined as well. Silver prices saw a double-digit percentage decline during the period
due to reduced demand from industrial buyers such as
electronic manufacturers and jewelry makers in particular,
along with supply increases widely expected in 2022.
2
Palladium prices also fell by double-digit percentage points,
2. Source: Bloomberg LP. Based on spot prices quoted in U.S. dollars per troy ounce.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report
largely due to global semiconductor chip shortages which
held up automotive production, the primary end market for
the metal.
2
Larger losses were averted by a rally in January
2022 due to fears about supplies from Russia, the world’s
largest palladium producer, being disrupted by a potential
conflict with Ukraine. Platinum prices declined modestly,
also due to the aforementioned decline in demand from the
automotive industry.
Investment Strategy
Gold and precious metals operation companies include
companies that mine, process, or deal in gold or other
precious metals, such as silver, platinum and palladium,
including mining finance and exploration companies as well
as operating companies with long- or medium-life mines.
The Fund may buy securities of gold and precious metals
operation companies located anywhere in the world and
invests predominantly in non-U.S. companies. The Fund may
invest in companies without regard to market capitalization, and may heavily invest in small- and mid-capitalization
companies. We look for companies with low cost reserves
and experienced management teams with established track
records, particularly focusing on companies with long life
production profiles, expandable resource bases, and active
exploration programs that can potentially drive future reserve and production growth. The investment manager’s process
generally includes an assessment of the potential impacts of any material environmental, social and governance (ESG)
factors on the long-term risk and return profile of a company.
Manager’s Discussion
Key contributors to the Fund’s absolute performance during
the six-month period included Great Bear Resources, Red 5
and Pretium Resources.
Great Bear Resources (not part of the index) is a Canadian
gold exploration and development company with operations
near Red Lake in western Ontario, Canada. Shares of Great
Bear hit an all-time high in December 2021 after Canadian
gold miner Kinross Gold (not a Fund holding) launched a
bid to acquire the company in a cash and stock deal. This
deal, among others in the period, supported our view that
the gold mining industry will see an increase in merger-and-
acquisition activity following years of underinvestment.
Red 5 (not part of the index) is a gold miner with multiple
operations in Australia. Shares rose after positive third-
quarter 2021 earnings and continued progress at the
company’s King of the Hill (KOTH) project in Western
Australia, including the installation of the mill and crusher.
KOTH is scheduled to start gold production in the second
quarter of 2022. Red 5 also updated the mine plan for its
nearby Darlot Gold Mine to utilize excess capacity at the
new KOTH processing plant, which we believe will increase
overall operational efficiency. Red 5 completed the sale of
its Philippines operations in September 2021 as a way to
simplify the organization and help fund the growth initiatives in Australia.
Pretium Resources owns and operates the Brucejack
underground gold mine in northwestern British Columbia,
Canada. Investors reacted positively to Australia-based
Newcrest Mining (also a Fund holding) launching an
acquisition bid for Pretium in November 2021. The deal is
expected to close in the first quarter of 2022 and would give
Newcrest a second operating mine in British Columbia.
Key detractors from absolute performance included Platinum
Group Metals, Newcrest Mining and Barrick Gold.
Canadian-headquartered Platinum Group Metals (not part
of the index) operates and partially owns the Waterberg
Platinum Group Metals Project in northeastern South Africa.
Palladium makes up a majority of reserves at the site,
which is still in the pre-construction phase. Earlier in 2021, investors bid up prices of platinum- and palladium-focused
companies due to mine disruptions and deepening supply
shortages. Those concerns abated during the second half
of 2021, before concerns of potential trade impacts from
Russian activity in Ukraine helped draw interest back to the commodity at period-end. Impala Platinum Holdings (also
a Fund holding), one of the world’s largest platinum and
palladium producers, is a minority owner in the Waterberg
project, which has attracted speculation that Impala could
look to acquire Platinum Group Metals. This appeared
unlikely in the near-term after Impala launched a bid to
acquire Royal Bafokeng Platinum (also a Fund holding) in
October 2021.
Newcrest Mining is an Australian-headquartered gold
miner with operations in Australia, Canada and Papua New
Guinea. Shares fell after the company launched a bid to
acquire the previously mentioned Pretium Resources, whose
Portfolio Composition
1/31/22
% of Total
Net Assets
Gold 75.5%
Diversified Metals & Mining 13.0%
Precious Metals & Minerals 8.4%
Silver 2.3%
Other 0.5%
Short-Term Investments & Other Net Assets 0.3%

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Semiannual Report
sole mine is located near Newcrest’s existing Canadian
operation. Newcrest shares underperformed in late January
after releasing their fiscal year 2022 second-quarter
production report, which highlighted weaker-than-expected
performance from several of their key operations.
Barrick Gold is a Canadian gold miner with global
operations, including in North America, South America and
Africa. The company’s share price was dragged down by
falling gold prices and weak third-quarter 2021 corporate
results. Barrick is the second largest producer of gold in the world behind Newmont (also a Fund holding).
For the six months ended January 31, 2022, the U.S. dollar
rose in value relative to most foreign currencies. As a result, the Fund’s performance was negatively affected by currency
appreciation from the portfolio’s investment predominantly in securities with non-U.S. currency exposure. However, one
cannot expect the same result in future periods. Whether
the U.S. dollar goes up or weakens compared with foreign
currencies, company-specific factors may offset the effects
of the currency movements on the value of individual
investments and, possibly, the Fund’s performance overall.
Thank you for your continued participation in Franklin Gold
and Precious Metals Fund. We look forward to serving your
future investment needs.
Stephen M. Land, CFA
Frederick G. Fromm, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of January 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
1/31/22
Company
Sub-Industry
% of Total
Net Assets
A a
Endeavour Mining plc 5.1%
Gold
Barrick Gold Corp. 4.6%
Gold
Newmont Corp. 4.0%
Gold
SSR Mining, Inc. 3.3%
Gold
Impala Platinum Holdings Ltd. 3.2%
Precious Metals & Minerals
Perseus Mining Ltd. 3.2%
Gold
Newcrest Mining Ltd. 3.1%
Gold
Red 5 Ltd. 2.9%
Gold
Alamos Gold, Inc. 2.5%
Gold
Osisko Mining, Inc. 2.5%
Gold

Performance Summary as of January 31, 2022
Franklin Gold and Precious Metals Fund

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Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 1/31/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3
6-Month -6.81% -11.93%
1-Year -3.21% -8.54%
5-Year +38.98% +5.60%
10-Year -32.13% -4.35%
Advisor
6-Month -6.66% -6.66%
1-Year -2.97% -2.97%
5-Year +40.69% +7.07%
10-Year -30.41% -3.56%
See page 8 for Performance Summary footnotes.

Franklin Gold and Precious Metals Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund concentrates in the precious metals sector, which involves fluctuations in the prices of gold and other precious metals and increased susceptibility to adverse economic and regulatory developments affecting the sector. In times of stable econom-
ic growth, traditional equity and debt investments could offer greater appreciation potential and the prices of gold and other precious metals may be adversely affected. In addition, the Fund is subject to the risks of currency fluctuation and political uncertainty associated with foreign (non-U.S.) investing. Investments in emerging and frontier markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. The Fund may also heavily invest in smaller companies, which can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adverse-
ly affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(8/1/21–1/31/22)
Share Class
Net Investment
Income
A $2.0609
C $1.9511
R6 $2.1143
Advisor $2.0979
Total Annual Operating Expenses
4
Share Class
A 0.90%
Advisor 0.65%

Your Fund’s Expenses
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Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 8/1/21
Ending
Account
Value 1/31/22
Expenses
Paid During
Period
8/1/21–1/31/22
1,2
Ending
Account
Value 1/31/22
Expenses
Paid During
Period
8/1/21–1/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $931.90 $4.35 $1,020.71 $4.55 0.89%
C $1,000 $928.60 $7.99 $1,016.92 $8.35 1.64%
R6 $1,000 $933.70 $2.60 $1,022.52 $2.72 0.53%
Advisor $1,000 $933.40 $3.13 $1,021.97 $3.27 0.64%

Franklin Gold and Precious Metals Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2022
(unaudited)
Year Ended July 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $24.23 $28.04 $16.68 $13.56 $16.19 $24.06
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.12 0.04 (0.04) (0.02) (0.06) (0.04)
Net realized and unrealized gains (losses) (1.74) (1.20) 11.40 3.14 (2.51) (6.45)
Total from investment operations ........ (1.62) (1.16) 11.36 3.12 (2.57) (6.49)
Less distributions from:
Net investment income .............. (2.06) (2.65) — — (0.06) (1.38)
Net asset value, end of period .......... $20.55 $24.23 $28.04 $16.68 $13.56 $16.19
Total return
c
....................... (6.81)% (3.80)% 68.05% 23.01% (15.92)% (26.85)%
Ratios to average net assets
d
Expenses
e
........................ 0.89% 0.90%
f
0.93%
f
0.98%
f
1.02%
f
0.98%
f
Net investment income (loss) .......... 1.03% 0.17% (0.20)% (0.15)% (0.37)% (0.24)%
Supplemental data
Net assets, end of period (000’s) ........ $842,759 $921,127 $938,555 $645,108 $587,294 $776,677
Portfolio turnover rate ................ 7.92% 18.91% 17.00% 12.82% 8.36% 13.99%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Gold and Precious Metals Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2022
(unaudited)
Year Ended July 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $21.71 $25.42 $15.24 $12.49 $14.96 $22.39
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.03 (0.13) (0.16) (0.11) (0.15) (0.17)
Net realized and unrealized gains (losses) (1.55) (1.09) 10.34 2.86 (2.32) (5.99)
Total from investment operations ........ (1.52) (1.22) 10.18 2.75 (2.47) (6.16)
Less distributions from:
Net investment income .............. (1.95) (2.49) — — — (1.27)
Net asset value, end of period .......... $18.24 $21.71 $25.42 $15.24 $12.49 $14.96
Total return
c
....................... (7.14)% (4.53)% 66.80% 22.02% (16.51)% (27.41)%
Ratios to average net assets
d
Expenses
e
........................ 1.64% 1.65%
f
1.68%
f
1.73%
f
1.77%
f
1.73%
f
Net investment income (loss) .......... 0.28% (0.59)% (0.94)% (0.90)% (1.12)% (0.99)%
Supplemental data
Net assets, end of period (000’s) ........ $74,922 $93,615 $106,271 $75,129 $94,997 $137,487
Portfolio turnover rate ................ 7.92% 18.91% 17.00% 12.82% 8.36% 13.99%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Gold and Precious Metals Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2022
(unaudited)
Year Ended July 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $26.32 $30.20 $17.90 $14.50 $17.31 $25.58
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.13 0.03 0.04 0.01 0.04
Net realized and unrealized gains (losses) (1.88) (1.28) 12.27 3.36 (2.68) (6.87)
Total from investment operations ........ (1.72) (1.15) 12.30 3.40 (2.67) (6.83)
Less distributions from:
Net investment income .............. (2.11) (2.73) — — (0.14) (1.44)
Net asset value, end of period .......... $22.49 $26.32 $30.20 $17.90 $14.50 $17.31
Total return
c
....................... (6.63)% (3.46)% 68.66% 23.45% (15.50)% (26.53)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.70% 0.69% 0.72% 0.83% 0.79% 0.57%
Expenses net of waiver and payments by
affiliates .......................... 0.53% 0.56%
e
0.56%
e
0.58%
e
0.55%
e
0.52%
e
Net investment income ............... 1.29% 0.49% 0.17% 0.25% 0.10% 0.21%
Supplemental data
Net assets, end of period (000’s) ........ $31,969 $25,458 $20,574 $10,808 $8,153 $4,635
Portfolio turnover rate ................ 7.92% 18.91% 17.00% 12.82% 8.36% 13.99%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Gold and Precious Metals Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2022
(unaudited)
Year Ended July 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $26.00 $29.88 $17.73 $14.38 $17.17 $25.38
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.16 0.11 0.01 0.01 (0.02) —
c
Net realized and unrealized gains (losses) (1.86) (1.28) 12.14 3.34 (2.67) (6.81)
Total from investment operations ........ (1.70) (1.17) 12.15 3.35 (2.69) (6.81)
Less distributions from:
Net investment income .............. (2.10) (2.71) — — (0.10) (1.40)
Net asset value, end of period .......... $22.20 $26.00 $29.88 $17.73 $14.38 $17.17
Total return
d
....................... (6.66)% (3.59)% 68.47% 23.30% (15.70)% (26.69)%
Ratios to average net assets
e
Expenses
f
......................... 0.64% 0.65%
g
0.68%
g
0.73%
g
0.77%
g
0.73%
g
Net investment income (loss) .......... 1.28% 0.41% 0.05% 0.10% (0.12)% 0.01%
Supplemental data
Net assets, end of period (000’s) ........ $279,494 $307,110 $280,317 $143,589 $130,812 $164,253
Portfolio turnover rate ................ 7.92% 18.91% 17.00% 12.82% 8.36% 13.99%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Gold and Precious Metals Fund
Statement of Investments (unaudited), January 31, 2022
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares a Value
a
Common Stocks 99.1%
Copper 0.5%
a,b
Imperial Metals Corp. .................................. Canada 2,065,330 $ 5,118,236
a
Vizsla Copper Corp. ................................... Canada 1,850,000 312,918
5,431,154
Diversified Metals & Mining 12.8%
a
Aclara Resources, Inc. ................................. United Kingdom 444,972 437,586
a
Adventus Mining Corp. ................................. Canada 2,000,000 1,258,752
a,c
Adventus Mining Corp., 144A ............................ Canada 5,850,000 3,681,851
a
Arizona Metals Corp. ................................... Canada 150,000 660,845
a,c
Arizona Metals Corp., 144A .............................. Canada 1,244,000 5,480,607
a
Azimut Exploration, Inc. ................................. Canada 1,950,000 2,224,451
a
Bluestone Resources, Inc. ............................... Canada 550,000 856,738
a,c
Bluestone Resources, Inc., 144A .......................... Canada 6,800,000 10,592,400
a
Chalice Mining Ltd. .................................... Australia 5,159,965 28,592,352
a
Clean Air Metals, Inc. .................................. Canada 2,759,000 423,259
a,b
Clean Air Metals, Inc. .................................. Canada 3,956,600 606,984
a,b,c,d
Euro Sun Mining, Inc., 144A ............................. Canada 10,000,000 1,691,448
a,d
G Mining Ventures Corp. ................................ Canada 7,500,000 4,425,301
a,c,d
G Mining Ventures Corp., 144A ........................... Canada 8,250,000 4,867,831
a,c
Ivanhoe Mines Ltd., 144A ............................... Canada 2,035,000 17,434,624
a
Ivanhoe Mines Ltd., A .................................. Canada 1,465,000 12,551,215
a
Los Cerros Ltd. ....................................... Australia 23,500,000 1,766,120
a
Matador Mining Ltd. ................................... Australia 8,000,000 1,866,348
a,b
OreCorp Ltd. ......................................... Australia 4,200,000 2,203,681
a
Orla Mining Ltd. ...................................... Canada 4,080,713 13,419,385
a,c
Orla Mining Ltd., 144A .................................. Canada 2,000,000 6,576,981
a
Prime Mining Corp. .................................... Canada 1,300,000 3,620,486
a,b
Prime Mining Corp. .................................... Canada 2,200,000 6,126,977
a,e
Silver Mountain Resources, Inc. .......................... Canada 7,300,000 2,871,529
a,c,e,f
Silver Mountain Resources, Inc., 144A ..................... Canada 7,300,000 2,871,529
a
Sunrise Energy Metals Ltd. .............................. Australia 1,359,999 1,668,118
a,b,d
Talisker Resources Ltd. ................................. Canada 15,300,000 3,249,941
a
Vizsla Silver Corp. ..................................... Canada 5,550,000 10,610,101
a
Western Copper & Gold Corp. ............................ Canada 930,000 1,382,818
a,b
Western Copper & Gold Corp. ............................ Canada 2,430,000 3,613,170
157,633,428
Environmental & Facilities Services 0.0%
†
a,b
Clean TeQ Water Ltd. .................................. Australia 679,999 298,199
a
Gold 75.4%
Agnico Eagle Mines Ltd. ................................ Canada 75,000 3,583,500
Alamos Gold, Inc., (CAD Traded), A ........................ Canada 2,528,316 17,245,299
Alamos Gold, Inc., (USD Traded), A ........................ Canada 1,969,500 13,451,685
b
AngloGold Ashanti Ltd., ADR ............................. Tanzania 1,614,823 30,003,411
a,c
Argonaut Gold, Inc., 144A ............................... United States 2,350,000 4,215,247
a
Artemis Gold, Inc. ..................................... Canada 2,495,000 12,758,634
a,b,c,d
Ascot Resources Ltd., 144A ............................. Canada 23,788,750 18,902,240
a,c,d
Ascot Resources Ltd., 144A ............................. Canada 831,250 660,501
a
Auteco Minerals Ltd. ................................... Australia 41,827,500 2,276,886
B2Gold Corp. ........................................ Canada 7,863,694 28,334,292
a,d
Banyan Gold Corp. .................................... Canada 14,667,629 4,096,458
Barrick Gold Corp. .................................... Canada 2,964,383 56,767,934
a
Bellevue Gold Ltd. ..................................... Australia 14,944,000 8,255,112
a,b
Belo Sun Mining Corp. ................................. Canada 3,500,000 1,652,112
a,c
Belo Sun Mining Corp., 144A ............................. Canada 3,800,000 1,793,722
a
Black Cat Syndicate Ltd. ................................ Australia 7,022,800 2,988,096
a
Breaker Resources NL ................................. Australia 16,000,000 2,626,754
Centamin plc ......................................... Egypt 12,915,200 15,565,064

Franklin Gold and Precious Metals Fund
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
Centerra Gold, Inc. .................................... Kyrgyzstan 175,700 $ 1,418,206
a,c
Centerra Gold, Inc., 144A ............................... Kyrgyzstan 2,893,400 23,354,798
a
Cerrado Gold, Inc. ..................................... Canada 2,800,000 3,083,943
a
Dacian Gold Ltd. ...................................... Australia 38,755,556 4,840,384
Dundee Precious Metals, Inc. ............................ Canada 2,907,415 17,086,295
a
Eldorado Gold Corp. ................................... Turkey 1,848,724 16,187,789
a
Emerald Resources NL ................................. Australia 17,220,000 13,025,836
Endeavour Mining plc .................................. Burkina Faso 2,791,114 62,185,783
a
Falcon Metals Ltd. ..................................... Australia 8,225,414 2,500,431
a
Firefinch Ltd. ......................................... Australia 18,028,500 8,249,516
b
First Mining Gold Corp. ................................. Canada 7,500,000 1,652,112
a,b
Galiano Gold, Inc. ..................................... Canada 9,264,362 6,268,076
a
Gascoyne Resources Ltd. ............................... Australia 7,550,800 1,397,545
a,d,e
Geopacific Resources Ltd. .............................. Australia 38,375,694 5,832,885
Gold Fields Ltd. ....................................... South Africa 1,074,800 11,519,069
a,b
Gold Mountain Mining Corp. ............................. Canada 2,900,000 2,851,861
a
Gold Standard Ventures Corp. ............................ Canada 6,370,000 2,555,818
a
Great Bear Resources Ltd. .............................. Canada 920,000 20,504,760
a,d
HighGold Mining, Inc. .................................. Canada 4,803,000 4,912,202
Hochschild Mining plc .................................. Peru 3,238,520 4,538,312
a
i-80 Gold Corp. ....................................... Canada 2,015,000 4,216,741
a,b
Integra Resources Corp., (CAD Traded) .................... Canada 2,260,000 4,267,170
a
Integra Resources Corp., (USD Traded) .................... Canada 750,000 1,410,000
a
K92 Mining, Inc. ...................................... Canada 1,000,000 5,003,540
Kirkland Lake Gold Ltd. ................................. Canada 529,123 19,931,091
a,b,d
Liberty Gold Corp. ..................................... Canada 16,329,800 12,204,634
a,d
Lion One Metals Ltd. ................................... Canada 4,312,400 3,630,138
a,c,d
Lion One Metals Ltd., 144A .............................. Canada 4,024,000 3,387,365
a,e,g
Lydian International Ltd. ................................ Jersey 6,375,000 —
a,e,g
Lydian International Ltd., 144A ........................... Jersey 25,250,000 —
a
Marathon Gold Corp. ................................... Canada 3,459,000 7,728,393
a,b,c,d
Mawson Gold Ltd., 144A ................................ Canada 18,100,000 1,993,549
c,d
Mineros SA, 144A ..................................... Colombia 4,115,000 3,496,342
a,b,d
Newcore Gold Ltd. .................................... Canada 7,000,000 2,533,239
Newcrest Mining Ltd. ................................... Australia 2,426,914 37,639,423
Newmont Corp. ....................................... United States 794,614 48,606,538
a,b
Nighthawk Gold Corp. .................................. Canada 3,261,000 1,847,156
Northern Star Resources Ltd. ............................ Australia 1,172,254 6,985,556
a,d
O3 Mining, Inc. ....................................... Canada 4,150,000 7,215,404
a
OceanaGold Corp. .................................... Australia 9,363,488 14,438,232
a
Ora Banda Mining Ltd. ................................. Australia 20,423,529 827,183
a,c
Osisko Development Corp., 144A ......................... Canada 1,475,000 5,036,189
Osisko Gold Royalties Ltd. .............................. Canada 275,000 3,037,527
a
Osisko Mining, Inc. .................................... Canada 8,700,000 30,047,203
a
Pantoro Ltd. ......................................... Australia 42,200,000 9,078,374
a,b
Perpetua Resources Corp. .............................. United States 192,090 704,224
a,c
Perpetua Resources Corp., 144A ......................... United States 403,000 1,477,445
a
Perseus Mining Ltd. ................................... Australia 37,308,141 38,990,775
a
Predictive Discovery Ltd. ................................ Australia 51,650,000 8,073,971
a
Pretium Resources, Inc. ................................ Canada 745,000 10,116,199
a,b
Probe Metals, Inc. ..................................... Canada 4,105,000 6,200,614
a,d
Red 5 Ltd. ........................................... Australia 183,805,372 35,236,534
a,d
RTG Mining, Inc. ...................................... Australia 1,769,918 139,243
a,c,d
RTG Mining, Inc., 144A ................................. Australia 2,397,790 188,639
a,d
RTG Mining, Inc., CDI .................................. Australia 64,487,582 4,558,950
a,d
Saturn Metals Ltd. ..................................... Australia 7,783,333 2,118,434
a
Skeena Resources Ltd. ................................. Canada 1,973,550 21,736,842
a
SolGold plc, (CAD Traded) .............................. Australia 13,650,000 4,671,348

Franklin Gold and Precious Metals Fund
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
a,b
SolGold plc, (GBP Traded) .............................. Australia 10,000,000 $ 3,592,213
SSR Mining, Inc. ...................................... Canada 2,426,555 39,955,783
a
St. Augustine Gold and Copper Ltd., (CAD Traded) ............ United States 5,309,336 396,811
a,c
St. Augustine Gold and Copper Ltd., (CAD Traded), 144A ....... United States 16,383,333 1,224,464
a,c
St. Augustine Gold and Copper Ltd., (USD Traded), 144A ....... United States 10,000,000 747,384
St. Barbara Ltd. ....................................... Australia 9,008,021 7,891,724
a
Superior Gold, Inc. .................................... Canada 6,150,000 3,628,747
a,d
Thesis Gold, Inc. ...................................... Canada 2,300,000 5,446,464
a
Torex Gold Resources, Inc. .............................. Canada 191,100 1,873,264
a,c
Torex Gold Resources, Inc., 144A ......................... Canada 1,450,000 14,213,673
a,d
Troilus Gold Corp. ..................................... Canada 8,900,000 4,901,267
a
Tulla Resources plc, CDI ................................ Australia 10,300,000 4,004,872
a
Victoria Gold Corp. .................................... Canada 1,100,000 12,132,798
a
West African Resources Ltd. ............................. Australia 13,264,984 10,515,808
a
Westhaven Gold Corp. ................................. Canada 4,200,000 1,222,563
a
Wiluna Mining Corp. Ltd. ................................ Australia 9,755,000 7,310,075
926,974,683
Precious Metals & Minerals 8.2%
Anglo American Platinum Ltd. ............................ South Africa 105,556 12,791,320
a,d,e,g
Aurion Resources Ltd., 144A ............................. Canada 4,500,000 3,949,270
a,d
Benchmark Metals, Inc. ................................. Canada 9,790,300 7,702,226
a,d,e,g
Benchmark Metals, Inc. ................................. Canada 1,500,000 1,115,556
a
Eastern Platinum Ltd. .................................. Canada 5,184,204 1,101,200
Impala Platinum Holdings Ltd. ............................ South Africa 1,370,000 21,123,920
Impala Platinum Holdings Ltd., ADR ....................... South Africa 1,206,100 18,610,123
a
Millennial Precious Metals Corp. .......................... Canada 4,868,700 1,627,879
a
Northam Platinum Holdings Ltd. .......................... South Africa 1,089,019 14,382,354
a,d
Platinum Group Metals Ltd., (CAD Traded) .................. South Africa 2,052,787 3,310,686
a,c,d
Platinum Group Metals Ltd., (CAD Traded), 144A ............. South Africa 97,760 157,665
a,d
Platinum Group Metals Ltd., (USD Traded) .................. South Africa 4,041,856 6,507,388
a,c,d
Platinum Group Metals Ltd., (USD Traded), 144A ............. South Africa 36,628 59,073
Royal Bafokeng Platinum Ltd. ............................ South Africa 558,527 5,928,735
a,d
Sable Resources Ltd. .................................. Canada 12,000,000 1,699,316
100,066,711
Silver 2.2%
a
Gatos Silver, Inc. ...................................... United States 482,157 1,499,508
a
GoGold Resources, Inc. ................................ Canada 8,962,858 19,038,405
Pan American Silver Corp. .............................. Canada 133,021 2,878,930
a
Silver Tiger Metals, Inc. ................................. Canada 7,500,000 4,012,273
27,429,116
Total Common Stocks (Cost $942,805,332) .....................................
1,217,833,291
Rights
a a
Rights 0.1%
Silver 0.1%
a
Pan American Silver Corp., CVR , 2/22/29 ................... Canada 1,850,600 1,313,926
Total Rights (Cost $856,771) ..................................................
1,313,926
Warrants
a a a
Warrants 0.3%
Diversified Metals & Mining 0.2%
a,c,e
Adventus Mining Corp., 144A, 7/26/23 ...................... Canada 1,000,000 —
a,e,g
Clean Air Metals, Inc., 144A, 2/11/22 ....................... Canada 1,900,000 298
a,e,g
Clean Air Metals, Inc., 144A, 2/23/23 ....................... Canada 1,379,500 27,081

Franklin Gold and Precious Metals Fund
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Warrants a Value
a a a a a a
Warrants
(continued)
Diversified Metals & Mining (continued)
a,d,e,g
Euro Sun Mining, Inc., 144A, 6/05/23 ....................... Canada 5,000,000 $ 31,060
a,d,e,g
G Mining Ventures Corp., 144A, 5/19/22 .................... Canada 4,125,000 144,727
a,d,e,g
G Mining Ventures Corp., 144A, 8/20/24 .................... Canada 3,750,000 79,425
a,e,g
Prime Mining Corp., 144A, 4/27/24 ........................ Canada 650,000 416,766
a,e,g
Vizsla Silver Corp., 144A, 7/30/22 ......................... Canada 3,350,000 1,184,257
a,c
Vizsla Silver Corp., 144A, 12/03/22 ........................ Canada 850,000 324,325
2,207,939
Gold 0.1%
a,c,e
First Mining Gold Corp., 144A, 8/26/22 ..................... Canada 3,750,000 623
a,d,e,g
Mawson Gold Ltd., 144A, 5/20/22 ......................... Canada 3,850,000 775
a,c,e
Nighthawk Gold Corp., 144A, 6/08/23 ...................... Canada 1,630,500 39,496
a,d,e,g
O3 Mining, Inc., 144A, 6/18/22 ........................... Canada 850,000 24,275
a
Osisko Development Corp., 12/01/23 ...................... Canada 737,500 319,113
a,e,g
Osisko Mining, Inc., 144A, 12/23/21 ....................... Canada 2,125,000 378,061
a,e,g
Probe Metals, Inc., 144A, 11/24/22 ........................ Canada 1,700,000 369,977
a
Treasury Metals, Inc., 8/07/23 ............................ Canada 3,500 303
a,c,d
Troilus Gold Corp., 144A, 6/30/23 ......................... Canada 1,000,000 102,274
a
Westhaven Gold Corp., 3/03/23 ........................... Canada 2,100,000 194,123
1,429,020
Precious Metals & Minerals 0.0%
†
a,d,e,g
Benchmark Metals, Inc., 144A, 12/09/23 .................... Canada 750,000 75,486
Total Warrants (Cost $909) ...................................................
3,712,445
Principal
Amount
*
Convertible Bonds 0.2%
Precious Metals & Minerals 0.2%
d,e
Platinum Group Metals Ltd., Sub. Note, 6.875%, 7/01/22 ........ South Africa 3,000,000 2,849,557
Total Convertible Bonds (Cost $3,000,000) .....................................
2,849,557
Total Long Term Investments (Cost $946,663,012) ...............................
1,225,709,219
a
Short Term Investments 1.1%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.5%
h,i
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 6,293,296 6,293,296
Total Money Market Funds (Cost $6,293,296) ...................................
6,293,296
j
Investments from Cash Collateral Received for
Loaned Securities 0.6%
Money Market Funds 0.5%
h,i
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 6,254,000 6,254,000

Franklin Gold and Precious Metals Fund
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a Value
a a a a a a
Repurchase Agreements 0.1%
k
Joint Repurchase Agreement, BofA Securities, Inc., 0.04%, 2/01/22
(Maturity Value $1,545,148)
Collateralized by U.S. Treasury Note, 1.5%, 1/31/27 (valued at
$1,576,049) ........................................ 1,545,146 $ 1,545,146
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$7,799,146) .................................................................
7,799,146
Total Short Term Investments (Cost $14,092,442 ) ................................
14,092,442
a
Total Investments (Cost $960,755,454) 100.8% ..................................
$1,239,801,661
Other Assets, less Liabilities (0.8)% ...........................................
(10,657,121)
Net Assets 100.0% ...........................................................
$1,229,144,540
See Abbreviations on page 36 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at January 31, 2022. See Note 1(e).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2022, the aggregate value of these securities was $134,572,285, representing 10.9% of net assets.
d
See Note 11 regarding holdings of 5% voting securities.
e
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
f
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
g
See Note 10 regarding restricted securities.
h
See Note 3(f) regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.
j
See Note 1(e) regarding securities on loan.
k
See Note 1(d) regarding joint repurchase agreement.

Franklin Gold and Precious Metals Fund
Financial Statements
Statement of Assets and Liabilities
January 31, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Gold
and Precious
Metals Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $725,628,773
Cost - Non-controlled affiliates (Note 3 f and 11 ) ................................................... 233,581,535
Cost - Unaffiliated repurchase agreements ...................................................... 1,545,146
Value - Unaffiliated issuers (Includes securities loaned of $6,925,377) ................................. $1,062,211,451
Value - Non-controlled affiliates (Note 3 f and 11 ) .................................................. 176,045,064
Value - Unaffiliated repurchase agreements ...................................................... 1,545,146
Foreign currency, at value (cost $863,380) ........................................................ 862,323
Receivables:
Investment securities sold ................................................................... 930,842
Capital shares sold ........................................................................ 4,011,897
Dividends and interest ..................................................................... 184,806
Total assets .......................................................................... 1,245,791,529
Liabilities:
Payables:
Investment securities purchased .............................................................. 5,745,831
Capital shares redeemed ................................................................... 1,752,668
Management fees ......................................................................... 485,105
Distribution fees .......................................................................... 252,455
Transfer agent fees ........................................................................ 270,778
Trustees' fees and expenses ................................................................. 22,990
Payable upon return of securities loaned (Note 1 e ) .................................................. 7,799,146
Accrued expenses and other liabilities ........................................................... 318,016
Total liabilities ......................................................................... 16,646,989
Net assets, at value ................................................................. $1,229,144,540
Net assets consist of:
Paid-in capital ............................................................................. $1,823,434,242
Total distributable earnings (losses) ............................................................. (594,289,702)
Net assets, at value ................................................................. $1,229,144,540

Franklin Gold and Precious Metals Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
January 31, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Gold
and Precious
Metals Fund
Class A:
Net assets, at value ....................................................................... $842,759,216
Shares outstanding ........................................................................ 41,009,435
Net asset value per share
a
.................................................................. $20.55
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $21.75
Class C:
Net assets, at value ....................................................................... $74,922,194
Shares outstanding ........................................................................ 4,108,404
Net asset value and maximum offering price per share
a
............................................. $18.24
Class R6:
Net assets, at value ....................................................................... $31,969,367
Shares outstanding ........................................................................ 1,421,349
Net asset value and maximum offering price per share ............................................. $22.49
Advisor Class:
Net assets, at value ....................................................................... $279,493,763
Shares outstanding ........................................................................ 12,588,692
Net asset value and maximum offering price per share ............................................. $22.20
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Gold and Precious Metals Fund
Financial Statements
Statement of Operations
for the six months ended January 31, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Gold
and Precious
Metals Fund
Investment income:
Dividends: (net of foreign taxes of $1,118,750)
Unaffiliated issuers:
Paid in cash ............................................................................ $10,635,930
Non-cash dividends ...................................................................... 1,250,879
Non-controlled affiliates (Note 3 f and 11 ) ........................................................ 62,269
Interest:
Non-controlled affiliates (Note 3 f and 11 ) ........................................................ 103,125
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 321,166
Non-controlled affiliates (Note 3 f ) ............................................................. 531
Total investment income ................................................................... 12,373,900
Expenses:
Management fees (Note 3 a ) ................................................................... 2,985,461
Distribution fees: (Note 3c )
    Class A ................................................................................ 1,111,165
    Class C ................................................................................ 402,858
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 608,248
    Class C ................................................................................ 55,184
    Class R6 ............................................................................... 27,523
    Advisor Class ............................................................................ 199,738
Custodian fees (Note 4 ) ...................................................................... 38,012
Reports to shareholders fees .................................................................. 63,107
Registration and filing fees .................................................................... 74,652
Professional fees ........................................................................... 58,663
Trustees' fees and expenses .................................................................. 24,199
Other .................................................................................... 18,984
Total expenses ......................................................................... 5,667,794
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (29,559)
Net expenses ......................................................................... 5,638,235
Net investment income ................................................................ 6,735,665
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 35,460,165
Non-controlled affiliates (Note 3 f and 11 ) ...................................................... 1,293,539
Foreign currency transactions ................................................................ (14,353)
Net realized gain (loss) .................................................................. 36,739,351
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (108,474,406)
Non-controlled affiliates (Note 3 f and 11 ) ...................................................... (23,921,536)
Translation of other assets and liabilities denominated in foreign currencies .............................. (4,106)
Net change in unrealized appreciation (depreciation) ............................................ (132,400,048)
Net realized and unrealized gain (loss) ............................................................ (95,660,697)
Net increase (decrease) in net assets resulting from operations .......................................... $(88,925,032)

Franklin Gold and Precious Metals Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Gold and Precious Metals Fund
Six Months Ended
January 31, 2022
(unaudited)
Year Ended
July 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $6,735,665 $2,247,644
Net realized gain (loss) ................................................. 36,739,351 80,980,538
Net change in unrealized appreciation (depreciation) ........................... (132,400,048) (130,503,589)
Net increase (decrease) in net assets resulting from operations ................ (88,925,032) (47,275,407)
Distributions to shareholders:
Class A ............................................................. (77,236,319) (91,536,537)
Class C ............................................................. (7,493,603) (10,260,302)
Class R6 ............................................................ (2,559,248) (1,886,753)
Advisor Class ........................................................ (24,898,226) (25,940,782)
Total distributions to shareholders .......................................... (112,187,396) (129,624,374)
Capital share transactions: (Note 2 )
Class A ............................................................. 58,825,910 102,536,385
Class C ............................................................. (4,754,573) 2,796,697
Class R6 ............................................................ 11,122,047 7,932,977
Advisor Class ........................................................ 17,753,488 65,227,845
Total capital share transactions ............................................ 82,946,872 178,493,904
Net increase (decrease) in net assets ................................... (118,165,556) 1,594,123
Net assets:
Beginning of period ..................................................... 1,347,310,096 1,345,715,973
End of period .......................................................... $1,229,144,540 $1,347,310,096

Franklin Gold and Precious Metals Fund

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Gold and Precious Metals Fund (Fund) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
The Fund offers four classes of shares: Class A, Class
C, Class R6 and Advisor Class. Effective August 2, 2021,
Class C shares automatically convert to Class A shares on
a monthly basis, after they have been held for 8 years. Prior to August 2, 2021, Class C shares converted to Class A
shares after a 10-year holding period. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund’s significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Fund's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's securities to the latest indications of fair value at 4 p.m. Eastern time. At January
31, 2022, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Securities Purchased on a Delayed Delivery Basis
The Fund purchases securities on a delayed delivery basis,
with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and
are subject to the risk that the value at delivery may be
more or less than the trade date purchase price. Although
the Fund will generally purchase these securities with the
intention of holding the securities, it may sell the securities before the settlement date.
c. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
d. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
period end, as indicated in the Statement of Investments,
had been entered into on January 31, 2022.
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement.
Additionally, at January 31, 2022, the Fund held $99,983 in
U.S. Government and Agency securities as collateral. These
securities are held as collateral in segregated accounts
with the Fund’s custodian. The Fund cannot repledge or
resell these securities held as collateral. As such, the non-
cash collateral is excluded from the Statement of Assets
and Liabilities. The Fund may receive income from the
investment of cash collateral, in addition to lending fees
and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent and/
or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of January 31, 2022, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
1. Organization and Significant Accounting Policies
(continued)
d. Joint Repurchase Agreement
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At January 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Six Months Ended
January 31, 2022
Year Ended
July 31, 2021
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 9,224,522 $207,840,273 30,882,746 $785,177,178
Shares issued in reinvestment of distributions .......... 3,065,533 63,947,021 3,140,730 73,775,753
Shares redeemed ............................... (9,301,773) (212,961,384) (29,480,089) (756,416,546)
Net increase (decrease) .......................... 2,988,282 $58,825,910 4,543,387 $102,536,385
Class C Shares:
Shares sold ................................... 434,828 $8,716,778 1,354,195 $31,227,110
Shares issued in reinvestment of distributions .......... 401,227 7,434,732 480,163 10,155,453
Shares redeemed
a
.............................. (1,040,213) (20,906,083) (1,701,635) (38,585,866)
Net increase (decrease) .......................... (204,158) $(4,754,573) 132,723 $2,796,697
Class R6 Shares:
Shares sold ................................... 656,171 $16,224,374 845,313 $23,304,103
Shares issued in reinvestment of distributions .......... 111,171 2,536,911 72,633 1,849,233
Shares redeemed ............................... (313,194) (7,639,238) (632,002) (17,220,359)
Net increase (decrease) .......................... 454,148 $11,122,047 285,944 $7,932,977
1. Organization and Significant Accounting Policies
(continued)
g. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:
For the period ended January 31, 2022, the annualized gross effective investment management fee rate was 0.463% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class A and Class C shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In
Six Months Ended
January 31, 2022
Year Ended
July 31, 2021
Shares Amount Shares Amount
Advisor Class Shares:
Shares sold ................................... 2,564,009 $61,510,408 5,595,597 $150,447,493
Shares issued in reinvestment of distributions .......... 999,907 22,527,905 903,757 22,747,555
Shares redeemed ............................... (2,785,090) (66,284,825) (4,071,933) (107,967,203)
Net increase (decrease) .......................... 778,826 $17,753,488 2,427,421 $65,227,845
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
2. Shares of Beneficial Interest
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended January 31, 2022, the Fund paid transfer agent fees of $890,693, of which $431,788 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended January 31, 2022, the Fund held investments in affiliated management investment companies as follows:
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $65,735
CDSC retained .............................................................................. $96,499
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0 . 03 % based on the average net assets of the class until November 30, 202 2 .
h. Other Affiliated Transactions
During the year ended July 31, 2021, affiliated parties reimbursed the Fund $27,191 for losses resulting from a NAV error. This reimbursement is reflected in capital share transactions in the Statement s of Changes in Net A ssets .
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended January 31, 2022, there were no credits earned.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2021, the capital loss carryforwards were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Gold and Precious Metals Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 16,845,034 $ 89,942,546 $ (100,494,284) $ — $ — $ 6,293,296 6,293,296 $ 392
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $6,641,000 $40,108,000 $(40,495,000) $— $— $6,254,000 6,254,000 $531
Total Affiliated Securities ... $23,486,034 $130,050,546 $(140,989,284) $— $— $12,547,296 $923
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $3,241,431
Long term ................................................................................ 692,263,807
Total capital loss carryforwards ............................................................... $695,505,238
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At January 31, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares and corporate actions.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2022, aggregated
$100,387,513 and $111,815,647, respectively.
At January 31, 2022, in connection with securities lending transactions, the Fund loaned equity investments and received
$7,799,146 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by Board.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
Cost of investments .......................................................................... $1,182,187,187
Unrealized appreciation ........................................................................ $472,838,001
Unrealized depreciation ........................................................................ (415,223,527)
Net unrealized appreciation (depreciation) .......................................................... $57,614,474
5. Income Taxes
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
10. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At January 31, 2022, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
11. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended January 31, 2022, investments in “affiliated companies” were as follows:
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Gold and Precious Metals Fund
4,500,000 Aurion Resources Ltd., 144A ................... 11/18/21 $ 3,214,158 $ 3,949,270
1,500,000
a
Benchmark Metals, Inc. ....................... 11/29/21 1,175,917 1,115,556
750,000
a
Benchmark Metals, Inc., 144A, 12/09/23 ........... 12/10/21 — 75,486
1,900,000
b
Clean Air Metals, Inc., 144A, 2/11/22 ............. 5/15/20 — 298
1,379,500
b
Clean Air Metals, Inc., 144A, 2/23/23 ............. 2/24/21 — 27,081
5,000,000
c
Euro Sun Mining, Inc., 144A, 6/05/23 ............. 6/09/20 — 31,060
4,125,000
d
G Mining Ventures Corp., 144A, 5/19/22 ........... 11/27/20 — 144,727
3,750,000
d
G Mining Ventures Corp., 144A, 8/20/24 ........... 9/16/21 — 79,425
6,375,000 Lydian International Ltd. ....................... 11/24/17 2,098,016 —
25,250,000 Lydian International Ltd., 144A .................. 3/06/12 14,750,154 —
3,850,000
e
Mawson Gold Ltd., 144A, 5/20/22 ................ 5/22/20 — 775
850,000
f
O3 Mining, Inc., 144A, 6/18/22 .................. 6/23/20 — 24,275
2,125,000
g
Osisko Mining, Inc., 144A, 12/23/21 .............. 6/24/20 — 378,061
650,000
h
Prime Mining Corp., 144A, 4/27/24 ............... 4/28/21 — 416,766
1,700,000
i
Probe Metals, Inc., 144A, 11/24/22 ............... 11/23/20 - 11/24/20 — 369,977
3,350,000
j
Vizsla Silver Corp., 144A, 7/30/22 ............... 8/03/20 — 1,184,257
Total Restricted Securities (Value is 0.6% of Net Assets) .............. $21,238,245 $7,797,014
a
The Fund also invests in unrestricted securities of the issuer, valued at $7,702,226 as of January 31, 2022.
b
The Fund also invests in unrestricted securities of the issuer, valued at $1,030,243 as of January 31, 2022.
c
The Fund also invests in unrestricted securities of the issuer, valued at $1,691,448 as of January 31, 2022.
d
The Fund also invests in unrestricted securities of the issuer, valued at $9,293,132 as of January 31, 2022.
e
The Fund also invests in unrestricted securities of the issuer, valued at $1,993,549 as of January 31, 2022.
f
The Fund also invests in unrestricted securities of the issuer, valued at $7,215,404 as of January 31, 2022.
g
The Fund also invests in unrestricted securities of the issuer, valued at $30,047,203 as of January 31, 2022.
h
The Fund also invests in unrestricted securities of the issuer, valued at $9,747,463 as of January 31, 2022.
i
The Fund also invests in unrestricted securities of the issuer, valued at $6,200,614 as of January 31, 2022.
j
The Fund also invests in unrestricted securities of the issuer, valued at $10,934,426 as of January 31, 2022.

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount * Held
at End
of Period
Investment
Income
Franklin Gold a nd Precious Metals Fund
Non-Controlled Affiliates
Dividends
Ascot Resources Ltd.,
144A ........... $ 25,045,192 $ — $ (1,069,059) $ 382,405 $ (4,795,797) $ 19,562,741 24,620,000 $ —
Aurion Resources Ltd.,
144A ........... — 3,214,158 — — 735,112 3,949,270 4,500,000 —
Banyan Gold Corp .... 2,853,423 577,514 — — 665,521 4,096,458 14,667,629 —
Benchmark Metals, Inc. 7,106,058 3,295,143
a
— — (1,583,419) 8,817,782 11,290,300 —
Benchmark Metals, Inc.,
144A, 12/09/23 .... — —
a
— — 75,486 75,486 750,000 —
Euro Sun Mining, Inc.,
144A ........... 3,044,872 — — — (1,353,424) 1,691,448 10,000,000 —
Euro Sun Mining, Inc.,
144A, 6/05/23 ..... 273,474 — — — (242,414) 31,060 5,000,000 —
G Mining Ventures Corp 5,618,990 5,688,850
a
— — (2,014,708) 9,293,132 15,750,000 —
G Mining Ventures Corp.,
144A, 5/19/22 ..... 825,159 — — — (680,432) 144,727 4,125,000 —
G Mining Ventures Corp.,
144A, 8/20/24 ..... — —
a
— — 79,425 79,425 3,750,000 —
Geopacific Resources Ltd. 9,389,974 — — — (3,557,089) 5,832,885 38,375,694 —
HighGold Mining, Inc. .. 5,620,104 646,857 — — (1,354,759) 4,912,202 4,803,000 —
Liberty Gold Corp .... 14,132,012 2,154,233 — — (4,081,611) 12,204,634 16,329,800 —
Lion One Metals Ltd. .. 4,353,866 — — — (723,728) 3,630,138 4,312,400 —
Lion One Metals Ltd.,
144A ........... 4,062,692 — — — (675,327) 3,387,365 4,024,000 —
Mawson Gold Ltd., 144A 1,449,920 1,218,274 — — (674,645) 1,993,549 18,100,000 —
Mawson Gold Ltd., 144A,
5/20/22 .......... 25,142 — — — (24,367) 775 3,850,000 —
Mineros SA, 144A .... — 3,656,436 — — (160,094) 3,496,342 4,115,000 61,877
Newcore Gold Ltd .... 3,421,474 — — — (888,235) 2,533,239 7,000,000 —
O3 Mining, Inc. ...... 7,079,712 95,575 — — 40,117 7,215,404 4,150,000 —
O3 Mining, Inc., 144A,
6/18/22 .......... 73,046 — — — (48,771) 24,275 850,000 —
Platinum Group Metals
Ltd., (CAD Traded) .. 6,382,062 — — — (3,071,376) 3,310,686 2,052,787 —
Platinum Group Metals
Ltd., (CAD Traded),
144A ........... 303,933 — — — (146,268) 157,665 97,760 —
Platinum Group Metals
Ltd., (USD Traded) .. 12,610,591 — — — (6,103,203) 6,507,388 4,041,856 —
Platinum Group Metals
Ltd., (USD Traded),
144A ........... 113,875 — — — (54,802) 59,073 36,628 —
Red 5 Ltd. ......... 27,605,650 — (1,914,093) 911,134 8,633,843 35,236,534 183,805,372 —
11. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
12. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 4, 2022, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 3, 2023, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended January 31, 2022, the Fund did not use the Global Credit Facility.
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount* Held
at End
of Period
Investment
Income
Franklin Gold and Precious Metals Fund (continued)
Non-Controlled Affiliates
RTG Mining, Inc. ..... $ 219,822 $ — $ — $ — $ (80,579) $ 139,243 1,769,918 $ —
RTG Mining, Inc., 144A . 297,802 — — — (109,163) 188,639 2,397,790 —
RTG Mining, Inc., CDI .. 5,579,182 882,938
a
— — (1,903,170) 4,558,950 64,487,582 —
Sable Resources Ltd .. 2,029,587 — — — (330,271) 1,699,316 12,000,000 —
Saturn Metals Ltd. .... 2,215,282 541,994
a
— — (638,842) 2,118,434 7,783,333 —
Superior Gold, Inc. .... 3,400,240 — — — — —
b
— —
Talisker Resources Ltd. . 3,555,289 — — — (305,348) 3,249,941 15,300,000 —
Thesis Gold, Inc. ..... 2,414,263 — — — 3,032,201 5,446,464 2,300,000 —
Troilus Gold Corp. .... 6,418,269 — — — (1,517,002) 4,901,267 8,900,000 —
Troilus Gold Corp., 144A,
6/30/23 .......... 136,218 — — — (33,944) 102,274 1,000,000 —
Interest
Platinum Group Metals
Ltd., Sub. Note, 6.875%,
7/01/22 .......... 2,880,010 — — — (30,453) 2,849,557 3,000,000 103,125
Total Affiliated Securities
(Value is 13.3% of Net
Assets) .......... $170,537,185 $21,971,972 $(2,983,152) $ 1,293,539 $ (23,921,536) $163,497,768 $165,002
*
In U.S. dollars unless otherwise indicated.
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.
b
As of January 31, 2022, no longer an affiliate.
11. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
13. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2022, in valuing the Fund’s assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
a
Common Stocks :
Copper .............................. $ 5,431,154 $ — $ — $ 5,431,154
Diversified Metals & Mining ............... 116,686,647 35,203,723 5,743,058 157,633,428
Environmental & Facilities Services ......... — 298,199 — 298,199
Gold ................................ 702,330,385 218,811,413 5,832,885
b
926,974,683
Precious Metals & Minerals ............... 61,086,645 33,915,240 5,064,826 100,066,711
Silver ............................... 27,429,116 — — 27,429,116
Rights ................................ 1,313,926 — — 1,313,926
Warrants :
Diversified Metals & Mining ............... 324,325 — 1,883,614
b
2,207,939
Gold ................................ 615,813 — 813,207 1,429,020
Precious Metals & Minerals ............... — — 75,486 75,486
Convertible Bonds ....................... — — 2,849,557 2,849,557
Short Term Investments ................... 12,547,296 1,545,146 — 14,092,442
Total Investments in Securities ........... $927,765,307 $289,773,721
c
$22,262,633 $1,239,801,661
a
For detailed categories, see the accompanying Statement of Investments.
b
Includes securities determined to have no value at January 31, 2022.
c
Includes foreign securities valued at $285,587,005 , which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At January 31, 2022, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of January 31, 2022, are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
d
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a           a a a a a a a a a
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
Common Stocks :
Diversified Metals &
Mining ......... $ 7,662,175 $ 5,727,288 $ — $ — $ (6,840,026) $ — $ — $ (806,379) $ 5,743,058 $ 15,770
Gold ............ 2,853,423
e
— — 9,389,974 (2,683,818) — — (3,726,694) 5,832,885
e
(3,557,089)
Precious Metals &
Minerals ........ 2,029,587 4,390,076 — — (2,971,401) — — 1,616,564 5,064,826 674,750
Warrants :
Diversified Metals &
Mining ......... 3,375,274
e
—
e
—
e
— (270,049) — — (1,221,611) 1,883,614
e
(1,189,184)
Gold ............ 858,116
e
— — — — — — (44,909) 813,207 (44,909)
Precious Metals &
Minerals ........ — —
e
— — — — — 75,486 75,486 75,486
Convertible Bonds :
Precious Metals &
Minerals ........ — — — 2,880,010 — — — (30,453) 2,849,557 (30,453)
Total Investments in Securities . $16,778,575 $10,117,364 $— $12,269,984 $(12,765,294) $ — $ — (4,137,996) $22,262,633 $ (4,055,629)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
d
Transfers out of level 3 were as a result of changes in the levels of observable liquidity and the improved reliability of a significant input.
e
Includes securities determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
Common Stocks:
Precious Metals & Minerals
....
$3,949,270 Market comparables Discount for lack of
marketability
6.3% Decrease
All Other Investments 18,949,270
b,c
Total
.......................
$22,262,633
13. Fair Value Measurements
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
14. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
15. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
a
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
Includes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs.
c
Includes securities determined to have no value at January 31, 2022.
Cu r rency
CAD
Canadian Dollar
GBP
British Pound
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
CDI
CREST Depository Interest
CVR
Contingent Value Right
13. Fair Value Measurements
(continued)

Franklin Gold and Precious Metals Fund
Shareholder Information

franklintempleton.com
Semiannual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Fund files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

132 S 03/22
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Semiannual Report and Shareholder Letter
Franklin Gold and Precious Metals Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2.  Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.  Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.
N/A

Item 5.  Audit Committee

of Listed Registrants.       N/A

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.            N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.                               N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.     N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b)
 Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company                                          N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GOLD AND PRECIOUS METALS FUND

By S\Matthew T. Hinkle______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date March 29, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\Matthew T. Hinkle______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date March 29, 2022

By S\Christopher Kings________________________
     Christopher Kings
     Chief Financial Officer, Chief Accounting Officer and Treasurer
Date March 29, 2022